ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 0	$ 0
Allowance for returns and discounts	0	0
Advertising expense	0	0
Net operating loss carryforwards	$ 10,958,000	$ 10,121,000